SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Nov. 12, 2021	Apr. 30, 2021	Feb. 28, 2021	Apr. 30, 2021	May 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Subsequent Event [Line Items]
Gross proceeds from issuance of shares						$ 3,037,625		$ 250,000
Number of shares issued								45,000
Accounts payable							$ 393,729
Value of shares issued for marketing services				$ 2,194,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from issuance of shares					$ 1,987,500
Number of shares issued					993,750
Offering price (in dollars per share)					$ 2.00
Accounts payable		$ 950,151		950,151
Settlement amount of accounts payable		96,700		$ 96,700
Gain on settlement		853,451
Investor relations services fees		$ 250,000
Number of shares issued for marketing services		50,000
Value of shares issued for marketing services			$ 114,000
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 24,000,000
Gross proceeds from issuance of shares	$ 1,966,000